Estimates (Schedule Of Net Changes In Operating Assets And Liabilities Included Cash Flows From Operating Activities) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Accounting Policies [Abstract]
Accounts receivable	$ (556)	$ 267	$ 6
Accounts receivable from related companies	64	(9)	(24)
Inventories	(254)	(258)	51
Exchanges receivable	(8)	14	1
Increase (Decrease) in Other Current Assets	81	(597)	51
Other non-current assets, net	(23)	(129)	7
Accounts payable	541	(989)	21
Accounts payable to related companies	(140)	92	6
Exchanges payable	128	0	2
Accrued and other current liabilities	192	(159)	84
Other non-current liabilities	147	26	0
Price risk management assets and liabilities, net	(159)	(3)	55
Net change in operating assets and liabilities, net of effects of acquisitions and deconsolidations	$ (149)	$ (551)	$ 158